UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2011

ITEM 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

April 30, 2011

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of April 30, 2011. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Multi-Sector Income Fund.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Multi-Sector Income Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

There certainly were a rash of geopolitical and geological issues that provided headwinds, but overall, many areas across both the global equity and bond markets showed resilience and posted solid annual returns.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Multi-Sector Income Fund for the six-month period that ended April 30, 2011. After a series of extraordinary financial and economic events that affected the financial markets in the United States and throughout the world—dating back to the beginning of the financial crisis in 2008—it seemed the global economy continued to move toward a more sustainable recovery throughout the period. There certainly were a rash of geopolitical and geological issues that provided headwinds, but overall, many areas across both the global equity and bond markets showed resilience and posted solid annual returns, suggesting that the most underlying fundamentals of the economy continue to strengthen.

The global economic recovery moved toward expansion.

The global economic recovery that began in mid-2009, especially within the developed countries, gained further momentum throughout the period, particularly toward the end of 2010. For example, within the U.S., gross domestic product (GDP) grew at an annualized rate of 3.1% in the fourth quarter of 2010—capping a streak of six consecutive quarters of positive GDP growth—and 2.8% for the full year. Although the path of recovery within the U.S. has been uneven at times and growth remains subpar compared with previous recoveries, the general consensus among economists is that the economy will likely continue to move toward a sustainable expansion.

Jobs and housing remained troublesome.

By the end of the reporting period, the unemployment rate in the U.S. stood at 9.0%, down from 9.8% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added just 1.1 million jobs during the entire 2010 calendar year, below the historical average of 1.4 million jobs created each year over the past 80 years, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period, including the critical holiday shopping season, and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve continued to do its part.

With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On April 27, 2011, in its final statement of the six-month period, the Fed noted that economic recovery “is proceeding at a moderate pace,” while the employment situation is “improving gradually.” With regard to inflation, the Fed noted that the rate of inflation increased but that “longer-term inflation

Letter to Shareholders	Wells Fargo Advantage Multi-Sector Income Fund	3

expectations have remained stable and measures of underlying inflation are still subdued.” As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as necessary to ensure a sustainable recovery and expansion.

The Fed also stated that “to promote a stronger pace of economic recovery,” it plans to proceed with other stimulus measures, including its second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011. The launch of QE2 in the third quarter of 2010 marked a turning point for the equity markets in that it ushered in a favorable shift in investor sentiment. Largely, investors interpreted the plan as further evidence of the Fed’s commitment to avoiding deflation and spurring economic growth.

Central banks focused on balancing the need for sustainable growth with ongoing sovereign debt concerns.

The coordinated efforts of the developed markets’ central banks to quell the worldwide financial crisis were effective in restoring order to the capital markets, and the stimulus packages provided a significant underpinning to economies, helping to restore them to growth. As a result, throughout the six-month period, stock markets in the United States and worldwide rebounded dramatically from their March 2009 lows.

Either many emerging markets countries were not as affected by the same problems as the U.S. and eurozone economies or, if they were, their difficulties were more manageable. With lower levels of consumer debt and less-speculative housing markets, economies and stock markets in China, India, and Singapore recovered quickly and continued to post generally strong returns throughout the period.

Facing a spike in global events, the high-yield market showed its resilience.

The high-yield market was resilient to the numerous problem areas throughout the past six months. Neither the horrible earthquake and tsunami in Japan nor the unrest and social upheaval in the Middle East and North Africa nor rising oil prices nor the evolving sovereign debt issues among the European “peripheral” economies derailed the high-yield market. Indeed, the most prevailing factor propelling asset prices, including high-yield bonds, was the Fed’s continued accommodative policies. QE2 seemed to propel the equity markets and the prices of virtually all commodities higher and ensured a liquid environment, low Treasury rates, and easy financing conditions for corporate borrowers. Such a benign environment for corporate borrowers supported high-yield companies, as they were able to refinance existing debt at cheaper rates, and for the more-troubled, overleveraged issuers, many were able to push out near-term maturities at favorable terms.

Entering the new year, central banks attempted to balance growth with inflation pressures.

2011 began moderately well, building on the momentum established during the fourth quarter of 2010. Investors focused on signs of sustainable economic growth and low volatility in many countries. In step with stronger economic conditions, corporate earnings continued to improve, further bolstering investor confidence. However, during the period, investors shifted their focus away from these

The coordinated efforts of the developed markets’ central banks to quell the worldwide financial crisis were effective in restoring order to the capital markets, and the stimulus packages provided a significant underpinning to economies, helping to restore them to growth.

4	Wells Fargo Advantage Multi-Sector Income Fund	Letter to Shareholders

developments to the political unrest in the Middle East and the tragedy affecting Japan, which prompted concerns about the impact on oil prices and the supply chain. In response, investors began to rotate out of small-cap stocks and growth stocks and into larger-cap value stocks that they perceived as offering lower levels of risk.

In the developed markets, Europe and the U.S. are good examples of how many countries are attempting to balance the effects of higher inflation with the need to firmly establish sustainable economic expansion. These governments believe that this can best be achieved through an exceptionally accommodative monetary policy. In an effort to stave off the effects of rising inflation, China, India, and Brazil have already been tightening their monetary policies through rate increases and a more restrictive approach to money supply. It is possible that if the rate of inflation in those emerging markets countries begins to stabilize or even subside, particularly in China, the countries may actually begin to loosen their monetary policies.

Concerns about sovereign debt re-emerged across the European peripheral countries, especially as Portugal became the third country to seek a bailout from the European Union and the International Monetary Fund. In addition, Ireland’s four largest banks failed another round of stress tests in March, forcing them to seek another 24 billion euros from public and private entities. Nevertheless, in spite of these renewed challenges, the peripheral countries, led by Greece, Italy, and Spain, had remarkable stock performance to start 2011. They outperformed their larger, more developed European neighbors, such as Germany and the United Kingdom. Last year, when the sovereign debt issue first came to the forefront, it brought along with it a high level of investor anxiety, which translated into higher volatility. However, after the bailouts of Greece and Ireland, investors may have become comfortable with how policymakers have been able to handle these problems and mitigate the risks of contagion.

The fund remained focused on diversification in face of ongoing geopolitical uncertainty.

Within the Wells Fargo Advantage Multi-Sector Income Fund, the portfolio manager’s strategic view remains consistent and continues to be that of underweighting the old, industrialized, lower-yielding economies with structural problems and continues to be overweight those economies that not only have higher yields but also have healthier, more sustainable growth; lower deficits (in some cases surpluses); and central banks that have the freedom to maneuver. However, a background of political stability will also become an important requirement.

Therefore, from an international bond and currency perspective, the team continues to be underweight the bond markets of the U.S., the eurozone, the U.K., and Japan in favor of a diversified overweight exposure to the smaller, seemingly healthier economies. Similarly, it is the currencies of those “old,” developed markets that need to, and are likely to, decline over the long term. The team believes that it is most likely the currencies of the smaller, more dynamic economies—with trade surpluses, healthier growth, and higher yields and interest rates—that should appreciate.

Letter to Shareholders	Wells Fargo Advantage Multi-Sector Income Fund	5

Within high-yield markets, the portfolio managers believe that the lowest-quality assets may have the most to lose in a higher rate environment. Meanwhile, we believe higher-quality BB and B bonds1 are potentially the “sweet spot” for investors and are supported by a low default environment, liquidity-enhancing policies, strong corporate earnings, and minimal near-term maturities while still offering enough spread to Treasuries to provide some cushion in a rising rate environment. The team feels that high yield has low exposure or uncorrelated risk to most of the problematic areas, such as European sovereign debt, rising commodity costs, and the unrest in the Middle East. However, the team thinks that total returns in high yield will be subdued compared with the experience over the past two years.

A broadly diversified portfolio gives exposure to many areas of potential recovery.

As global economies continue to move toward more sustainable growth and manageable levels of inflation, there can still be moments of volatility. These periods can present both challenges and opportunities, and experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

Wells Fargo Advantage Funds provides investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. And, in a potential upturn, diversification can give you exposure to many areas of economic recovery.

Thank you for choosing Wells Fargo Advantage Funds®. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. Please visit us at www.wellsfargo.com/advantagefunds for more information about our funds and other investment products available to you. Thank you for your continued support of Wells Fargo Advantage Funds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

6	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 29.86%
FHLB±¤	2.60%	12/01/2034	$7,217,043	$7,547,832
FHLB±¤	2.65	06/01/2035	3,131,692	3,302,554
FHLB±	2.70	11/01/2030	376,296	395,609
FHLB±	2.99	07/01/2033	291,044	294,822
FHLMC±	2.50	01/01/2036	6,845,033	7,178,970
FHLMC±¤	2.50	12/01/2035	4,846,631	5,078,659
FHLMC±	2.53	08/01/2035	1,775,604	1,867,597
FHLMC±¤	2.55	04/01/2034	14,545,748	15,234,267
FHLMC±	2.56	09/01/2035	5,347,697	5,599,523
FHLMC±¤	2.61	08/01/2035	5,204,599	5,467,924
FHLMC±	2.63	09/01/2032	508,891	534,879
FHLMC±	2.64	10/01/2033	195,683	205,583
FHLMC±	2.69	10/01/2030	337,721	355,939
FHLMC±	2.74	07/01/2032	438,430	442,351
FHLMC±	2.77	01/01/2038	3,528,428	3,694,974
FHLMC±	2.79	06/01/2036	3,368,522	3,530,642
FHLMC±	2.83	09/01/2038	6,469,872	6,789,834
FHLMC±	2.86	08/01/2030	405,439	426,804
FHLMC±	2.98	06/01/2033	235,164	237,626
FHLMC±	2.98	10/01/2030	18,233	18,772
FHLMC±	3.15	12/01/2026	77,878	79,091
FHLMC±	3.70	05/01/2019	4,090	4,106
FHLMC±	3.74	06/01/2018	55,788	56,092
FHLMC±	3.89	10/01/2022	71,542	71,757
FHLMC±	4.14	10/01/2037	2,957,394	3,034,578
FHLMC±	4.40	01/01/2027	142,858	149,983
FHLMC±	5.08	07/01/2035	333,071	353,490
FHLMC±	5.75	11/01/2036	1,495,061	1,583,129
FHLMC	8.50	04/01/2015	48,197	49,602
FHLMC	8.50	07/01/2028	143,967	172,510
FHLMC	8.50	03/01/2030	80,379	92,392
FHLMC Series 0196 Class A±	1.05	12/15/2021	97,614	97,664
FHLMC Series 1383±¤	5.83	02/01/2037	2,256,495	2,408,078
FHLMC Series 2390 Class FD±	0.67	12/15/2031	98,958	99,138
FHLMC Series 2411 Class F±	0.77	02/15/2032	126,768	127,272
FHLMC Series 2431 Class F±	0.72	03/15/2032	4,113,875	4,126,290
FHLMC Series 2567 Class FH±	0.62	02/15/2033	205,043	205,044
FNMA±	1.35	04/01/2028	108,822	111,675
FNMA±	1.68	10/01/2034	297,587	303,677
FNMA±	2.13	04/01/2019	7,226	7,214
FNMA±	2.22	10/01/2035	1,632,498	1,680,417
FNMA±	2.25	01/01/2017	46,631	47,934
FNMA±¤	2.26	12/01/2035	1,930,556	1,989,171
FNMA±	2.26	12/01/2031	69,884	70,989
FNMA±	2.36	03/01/2033	165,427	173,280
FNMA±¤	2.40	03/01/2035	5,908,004	6,187,297
FNMA±	2.43	03/01/2034	553,551	579,312
FNMA±	2.44	12/01/2026	115,826	121,567
FNMA±	2.44	06/01/2035	3,641,457	3,811,439
FNMA±	2.44	01/01/2036	2,873,532	3,003,586
FNMA±¤	2.46	08/01/2036	2,549,094	2,618,612

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA±¤	2.47%	04/01/2034	$5,066,572	$5,305,381
FNMA±	2.48	06/01/2029	184,040	193,239
FNMA±	2.49	07/01/2038	237,503	249,047
FNMA±	2.49	12/01/2028	43,935	44,154
FNMA±	2.51	06/01/2024	153,230	160,781
FNMA±¤	2.51	07/01/2038	2,544,832	2,676,312
FNMA±	2.51	01/01/2026	244,601	258,097
FNMA±	2.53	02/01/2035	352,081	370,653
FNMA±	2.54	01/01/2035	1,772,288	1,858,691
FNMA±	2.57	12/01/2029	56,871	60,031
FNMA±	2.57	07/01/2026	36,513	38,542
FNMA±	2.60	05/01/2030	235,955	247,689
FNMA±	2.60	07/01/2048	332,409	348,677
FNMA±	2.61	02/01/2036	1,511,072	1,596,973
FNMA±	2.61	08/01/2030	160,672	169,128
FNMA±¤	2.61	08/01/2039	6,374,640	6,689,846
FNMA±	2.62	08/01/2028	72,933	76,413
FNMA±	2.62	07/01/2033	77,192	78,343
FNMA±¤	2.62	10/01/2034	11,141,616	11,686,943
FNMA±	2.67	06/01/2031	98,700	99,420
FNMA±	2.69	03/01/2034	16,969	17,784
FNMA±	2.74	04/01/2017	1,936,723	1,994,191
FNMA±	2.75	12/01/2017	701,498	721,915
FNMA±	2.75	12/01/2016	8,804	8,853
FNMA±	2.79	04/01/2036	2,140,823	2,214,823
FNMA±¤	2.80	05/01/2035	3,628,764	3,831,991
FNMA±	2.80	04/01/2033	132,122	138,593
FNMA±	2.81	11/01/2035	2,479,564	2,601,238
FNMA±¤	2.84	01/01/2038	3,566,787	3,649,072
FNMA±	2.85	09/01/2027	182,481	192,854
FNMA±¤	2.85	07/01/2036	1,523,456	1,599,049
FNMA±	2.94	05/01/2036	11,062,624	11,689,779
FNMA±	2.95	09/01/2032	200,223	203,216
FNMA±	2.97	08/01/2035	2,962,683	3,135,256
FNMA±	2.98	10/01/2033	4,152,405	4,370,879
FNMA±	2.98	05/01/2036	962,301	985,357
FNMA±	3.03	06/01/2036	4,930,613	5,176,315
FNMA±	3.12	07/01/2030	101,346	101,910
FNMA±¤	3.24	07/01/2038	2,468,057	2,582,572
FNMA±	3.26	02/01/2017	1,600,364	1,654,541
FNMA±	3.31	10/01/2029	104,831	108,945
FNMA±	3.72	01/01/2015	20,011	20,064
FNMA±	3.82	01/01/2030	66,431	66,592
FNMA±	4.12	07/01/2035	2,280,752	2,370,567
FNMA±¤	4.31	02/01/2035	5,788,859	5,969,675
FNMA±	4.31	04/01/2025	88,588	89,435
FNMA±	4.44	08/01/2027	219,699	221,346
FNMA±	4.57	12/01/2036	45,381	47,442
FNMA±	4.61	04/01/2031	677,989	716,673
FNMA±	4.79	12/01/2034	1,435,471	1,516,508
FNMA±¤	4.85	04/01/2034	3,171,595	3,304,352

8	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA±	4.95%	01/01/2034	$468,797	$482,070
FNMA±	4.95	11/01/2024	227,669	241,174
FNMA±	5.11	12/01/2022	13,643	13,849
FNMA±¤	5.90	09/01/2032	2,696,133	2,876,335
FNMA	6.00	05/01/2021	5,567	5,650
FNMA	6.00	08/01/2021	9,644	9,667
FNMA	6.00	04/01/2033	194,073	214,574
FNMA±	6.10	12/01/2013	197,927	200,314
FNMA±	6.14	12/01/2020	102,601	103,822
FNMA±¤	6.28	09/01/2037	2,304,615	2,471,739
FNMA	6.50	11/01/2032	67,071	76,132
FNMA	7.50	07/01/2017	175,054	194,267
FNMA	7.50	10/01/2028	13,794	13,855
FNMA	7.50	11/01/2028	167,629	195,619
FNMA	7.50	02/01/2030	45,280	52,455
FNMA	7.50	09/01/2030	104,356	118,247
FNMA	7.50	07/01/2032	22,419	25,973
FNMA	8.00	12/01/2024	14,389	14,590
FNMA	8.00	06/01/2030	127,625	145,195
FNMA	12.00	01/01/2016	19,602	21,766
FNMA Series 1996-46 Class FA±	0.75	08/25/2021	57,716	57,850
FNMA Series 2001-25 Class Z	6.00	06/25/2031	654,952	730,092
FNMA Series 2001-35 Class F±	0.81	07/25/2031	31,855	32,089
FNMA Series 2001-57 Class F±	0.71	06/25/2031	32,071	32,202
FNMA Series 2001-T10 Class A2	7.50	12/25/2041	276,495	313,353
FNMA Series 2002-77 Class FH±	0.62	12/18/2032	206,280	206,199
FNMA Series 2002-95 Class FK±	0.71	01/25/2033	4,702,813	4,722,060
FNMA Series 2002-97 Class FR±	0.76	01/25/2033	67,564	67,676
FNMA Series 2003-W8 Class 3F2±	0.56	05/25/2042	1,398,656	1,395,213
FNMA Series G91-16 Class F±	0.70	06/25/2021	66,634	66,696
FNMA Series G92-17 Class F±	1.30	03/25/2022	131,468	133,457
GNMA	6.50	06/15/2028	82,752	93,795
GNMA	7.25	07/15/2017	41,206	45,962
GNMA	7.25	08/15/2017	61,889	68,802
GNMA	7.25	08/15/2017	48,914	54,317
GNMA	7.25	08/15/2017	16,502	18,407
GNMA	7.25	09/15/2017	62,993	70,264
GNMA	7.25	10/15/2017	114,949	127,782
GNMA	7.25	10/15/2017	66,818	74,213
GNMA	7.25	11/15/2017	42,660	47,126
GNMA	7.25	01/15/2018	31,473	35,128
GNMA	7.25	01/15/2018	33,490	37,589
GNMA	7.25	02/15/2018	34,118	38,053
GNMA	7.25	05/15/2018	17,655	19,433
GNMA Series 2001-61 Class FA±	0.71	09/20/2030	8,533	8,534

Total Agency Securities (Cost $207,720,802)				211,105,279

Non-Agency Mortgage Backed Securities: 1.84%
American Home Mortgage Assets Series 2006-2 Class 1A1±	1.27	09/25/2046	4,441,680	2,316,909
Banc of America Commercial Mortgage Incorporated Series 2006-03 Class AM	6.08	07/10/2044	1,340,000	1,388,031

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM	6.08%	07/10/2038	$1,820,000	$1,946,392
Lehman XS Trust Series 2006-18N Class A5A±(i)	0.38	12/25/2036	3,570,000	1,462,733
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	1,866,000	1,939,556
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AMFX	5.37	12/15/2043	810,000	837,909
NCUA Guaranteed Notes Series 2011-C1 Class 1A±	0.54	02/28/2020	1,837,602	1,837,602
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM(l)	5.47	01/15/2045	1,220,000	1,294,036

Total Non-Agency Mortgage Backed Securities (Cost $13,050,182)				13,023,168

			Shares

Common Stocks: 0.17%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated†(a)(i)			1,161	0

Telecommunication Services: 0.17%

Diversified Telecommunication Services: 0.17%
Fairpoint Communications Incorporated†			70,442	1,179,199

Total Common Stocks (Cost $1,617,838)				1,179,199

			Principal

Corporate Bonds and Notes: 53.42%

Consumer Discretionary: 9.31%

Auto Components: 0.72%
Allison Transmission Incorporated%%††	7.13	05/15/2019	$50,000	50,750
Cooper Tire & Rubber Company##	7.63	03/15/2027	1,895,000	1,847,625
Cooper Tire & Rubber Company	8.00	12/15/2019	450,000	480,938
Goodyear Tire & Rubber Company	8.75	08/15/2020	468,000	525,330
Goodyear Tire & Rubber Company	10.50	05/15/2016	1,957,000	2,216,303

				5,120,946

Diversified Consumer Services: 1.72%
Carriage Services Incorporated	7.88	01/15/2015	1,795,000	1,830,900
Service Corporation International	6.75	04/01/2016	475,000	510,625
Service Corporation International	7.00	06/15/2017	1,610,000	1,750,875
Service Corporation International	7.00	05/15/2019	650,000	690,625
Service Corporation International	7.50	04/01/2027	3,965,000	3,851,006
Service Corporation International	8.00	11/15/2021	475,000	524,875
Stonemor Operating LP	10.25	12/01/2017	2,890,000	3,005,600

				12,164,506

Hotels, Restaurants & Leisure: 2.19%
American Casinos Incorporated††	7.50	04/15/2021	1,000,000	1,023,750
Blue Merger Sub Incorporated††	7.63	02/15/2019	500,000	511,875
Burger King Corporation	9.88	10/15/2018	850,000	898,875

10	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Chukchansi Economic Development Authority±††	3.94%	11/15/2012	$1,375,000	$1,100,000
Citycenter Holdings LLC††	7.63	01/15/2016	175,000	182,438
Citycenter Holdings LLC††	11.50	01/15/2017	875,000	920,938
DineEquity Incorporated††	9.50	10/30/2018	525,000	573,563
Greektown Superholdings	13.00	07/01/2015	3,375,000	3,809,531
NAI Entertainment Holdings LLC††	8.25	12/15/2017	900,000	972,000
Pinnacle Entertainment Incorporated	7.50	06/15/2015	1,250,000	1,275,000
Scientific Games Corporation	9.25	06/15/2019	485,000	535,925
Speedway Motorsports Incorporated††	6.75	02/01/2019	225,000	227,813
Speedway Motorsports Incorporated	8.75	06/01/2016	950,000	1,040,250
Yonkers Racing Corporation%%††	11.38	07/15/2016	2,200,000	2,420,000

				15,491,958

Household Durables: 0.01%
Sealy Corporation††	10.88	04/15/2016	66,000	74,250

Leisure Equipment & Products: 0.07%
Eastman Kodak Company	7.25	11/15/2013	525,000	517,125

Media: 3.84%
Cablevision Systems Corporation	8.63	09/15/2017	1,310,000	1,467,200
CCH II Capital LLC	13.50	11/30/2016	7,535,929	9,090,214
Charter Communications Incorporated Step Bond††	8.00	04/30/2012	904,000	949,200
Charter Communications Incorporated Step Bond††	10.88	09/15/2014	5,140,000	5,743,950
Cinemark USA Incorporated	8.63	06/15/2019	250,000	273,750
CSC Holdings LLC	8.50	04/15/2014	400,000	447,500
DISH DBS Corporation	7.88	09/01/2019	480,000	519,600
EchoStar DBS Corporation	6.63	10/01/2014	1,000,000	1,062,500
EchoStar DBS Corporation	7.75	05/31/2015	350,000	381,500
Gray Television Incorporated	10.50	06/29/2015	675,000	727,313
Interactive Data Corporation††	10.25	08/01/2018	300,000	334,500
Lamar Media Corporation Series C	9.75	04/01/2014	375,000	436,875
LIN Television Corporation	8.38	04/15/2018	775,000	846,688
Regal Cinemas Corporation	8.63	07/15/2019	2,475,000	2,666,813
Salem Communications Corporation	9.63	12/15/2016	1,557,000	1,673,775
Sirius XM Radio Incorporated††	13.00	08/01/2014	425,000	504,688
Young Broadcasting Incorporated(a)^^(i)	8.75	01/15/2014	1,526,000	15
Young Broadcasting Incorporated(a)^^(i)	10.00	12/31/2049	940,000	0

				27,126,081

Multiline Retail: 0.09%
Saks Incorporated	9.88	10/01/2011	585,000	602,550

Specialty Retail: 0.37%
Gap Incorporated	5.95	04/12/2021	600,000	606,699
Inergy LP††	7.00	10/01/2018	500,000	527,500
Limited Brands Incorporated	6.63	04/01/2021	50,000	51,750
Radioshack Corporporation††	6.75	05/15/2019	225,000	223,277
Rent-A-Center Incorporated††	6.63	11/15/2020	375,000	375,469
Toys R Us Property Company LLC	8.50	12/01/2017	780,000	838,500

				2,623,195

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.30%
Oxford Industries Incorporated	11.38%	07/15/2015	$1,865,000	$2,098,125

Consumer Staples: 0.75%

Beverages: 0.25%
Anheuser-Busch InBev SA	6.88	11/15/2019	1,475,000	1,777,735

Food Products: 0.50%
Darling International Incorporated††	8.50	12/15/2018	125,000	136,250
Dole Food Company Incorporated	13.88	03/15/2014	1,452,000	1,767,810
Smithfield Foods Incorporated	10.00	07/15/2014	1,370,000	1,623,450

				3,527,510

Energy: 7.55%

Energy Equipment & Services: 1.58%
Bristow Group Incorporated	7.50	09/15/2017	985,000	1,039,175
Cleaver-Brooks Incorporated††	12.25	05/01/2016	630,000	661,500
GulfMark Offshore Incorporated	7.75	07/15/2014	1,625,000	1,657,500
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,345,000	2,368,450
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	2,230,000	2,302,475
Parker Drilling Company	9.13	04/01/2018	460,000	509,450
PHI Incorporated	8.63	10/15/2018	2,475,000	2,629,688

				11,168,238

Oil, Gas & Consumable Fuels: 5.97%
Chesapeake Energy Corporation	9.50	02/15/2015	2,250,000	2,708,438
Cloud Peak Energy Resources Incorporated	8.25	12/15/2017	125,000	136,875
Cloud Peak Energy Resources Incorporated	8.50	12/15/2019	225,000	250,313
Coffeyville Resources LLC††	9.00	04/01/2015	932,000	1,015,880
Coffeyville Resources LLC††	10.88	04/01/2017	1,350,000	1,539,000
Consol Energy Incorporated	8.25	04/01/2020	825,000	919,875
Denbury Resources Incorporated	6.38	08/15/2021	350,000	360,500
Denbury Resources Incorporated	8.25	02/15/2020	425,000	473,875
El Paso Corporation	6.50	09/15/2020	445,000	484,084
El Paso Corporation	6.88	06/15/2014	175,000	195,989
El Paso Corporation	7.00	06/15/2017	175,000	194,230
El Paso Corporation	7.25	06/01/2018	1,250,000	1,408,115
El Paso Corporation	7.42	02/15/2037	800,000	842,794
El Paso Corporation	7.80	08/01/2031	1,850,000	2,114,019
Energy Transfer Equity LP	7.50	10/15/2020	3,100,000	3,394,500
Ferrellgas Partners LP††	6.50	05/01/2021	600,000	588,000
Ferrellgas Partners LP	9.13	10/01/2017	1,025,000	1,148,000
Forest Oil Corporation	7.25	06/15/2019	1,070,000	1,112,800
Forest Oil Corporation	8.50	02/15/2014	535,000	596,525
Holly Corporation	9.88	06/15/2017	1,895,000	2,136,613
Inergy Holdings LP††	6.88	08/01/2021	575,000	609,500
Peabody Energy Corporation	7.88	11/01/2026	3,435,000	3,864,375
Petrohawk Energy Corporation	7.88	06/01/2015	790,000	837,400
Petrohawk Energy Corporation	10.50	08/01/2014	495,000	567,394
Pioneer Natural Resources Company	7.50	01/15/2020	1,220,000	1,382,497
Plains Exploration & Production Company	8.63	10/15/2019	2,885,000	3,213,169
Regency Energy Partners	6.88	12/01/2018	250,000	266,875

12	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass LNG LP	7.25%	11/30/2013	$2,265,000	$2,338,613
Sabine Pass LNG LP	7.50	11/30/2016	2,625,000	2,730,000
SandRidge Energy Incorporated	8.75	01/15/2020	940,000	1,034,000
Stallion Oilfield Holdings Incorporated	10.50	02/15/2015	571,000	615,253
Susser Holdings LLC	8.50	05/15/2016	975,000	1,055,438
Tesoro Corporation(i)	7.50	07/17/2012	990,000	1,016,720
Tesoro Corporation	9.75	06/01/2019	945,000	1,074,938

				42,226,597

Financials: 13.46%

Capital Markets: 1.49%
E*TRADE Financial Corporation	7.38	09/15/2013	800,000	806,000
E*TRADE Financial Corporation	12.50	11/30/2017	4,291,000	5,122,381
Nuveen Investments Incorporated	5.50	09/15/2015	2,400,000	2,130,000
Nuveen Investments Incorporated††	10.50	11/15/2015	975,000	1,010,344
Nuveen Investments Incorporated	10.50	11/15/2015	875,000	911,094
Oppenheimer Holdings Incorporated††	8.75	04/15/2018	550,000	574,750

				10,554,569

Commercial Banks: 2.12%
CapitalSource Incorporated††	12.75	07/15/2014	1,925,000	2,319,625
CIT Group Incorporated††	5.25	04/01/2014	150,000	153,622
CIT Group Incorporated††	6.63	04/01/2018	50,000	53,708
CIT Group Incorporated	7.00	05/01/2013	4,163,626	4,246,898
CIT Group Incorporated	7.00	05/01/2014	1,592,738	1,622,602
CIT Group Incorporated	7.00	05/01/2015	647,738	656,644
CIT Group Incorporated	7.00	05/01/2016	1,554,562	1,566,221
Emigrant Bancorp Incorporated††(i)	6.25	06/15/2014	2,925,000	2,593,235
FCE Bank plc	9.38	01/17/2014	350,000	583,203
Lloyds TSB Bank plc	6.38	01/21/2021	1,100,000	1,178,673

				14,974,431

Consumer Finance: 7.24%
American General Finance Corporation	5.40	12/01/2015	1,600,000	1,504,000
American General Finance Corporation	5.75	09/15/2016	1,075,000	987,656
American General Finance Corporation	6.50	09/15/2017	150,000	137,250
Calpine Construction Finance Corporation††	7.25	10/15/2017	3,975,000	4,173,750
Calpine Construction Finance Corporation††	8.00	06/01/2016	1,375,000	1,505,625
Clearwire Communications Finance Corporation††	12.00	12/01/2015	2,390,000	2,596,775
Dunkin Finance Corporation††	9.63	12/01/2018	532,000	542,640
Ford Motor Credit Company LLC	9.88	08/10/2011	2,815,000	2,873,546
Frensenius Medical Care US Finance Company††	5.75	02/15/2021	775,000	756,594
GMAC LLC	6.75	12/01/2014	1,298,000	1,385,615
GMAC LLC	6.88	09/15/2011	59,000	59,996
GMAC LLC	6.88	08/28/2012	1,244,000	1,307,755
GMAC LLC	7.50	12/31/2013	3,620,000	3,936,750
Homer City Funding LLC	8.73	10/01/2026	1,287,964	1,139,848
International Lease Finance Corporation	4.75	01/13/2012	1,265,000	1,280,813
International Lease Finance Corporation	5.30	05/01/2012	1,800,000	1,838,250
International Lease Finance Corporation	5.75	06/15/2011	705,000	706,974

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)
International Lease Finance Corporation	6.38%	03/25/2013	$460,000	$477,250
International Lease Finance Corporation††	8.63	09/15/2015	900,000	990,000
JBS USA Finance Incorporated	11.63	05/01/2014	3,745,000	4,381,650
LBI Escrow Corporation††	8.00	11/01/2017	2,267,000	2,527,705
Level 3 Financing Incorporated	10.00	02/01/2018	2,010,000	2,170,800
Local TV Finance LLC††	9.25	06/15/2015	625,000	618,750
Nielsen Finance LLC Company††	7.75	10/15/2018	2,275,000	2,451,313
Nielsen Finance LLC Company	11.50	05/01/2016	601,000	710,683
Sable International Finance Limited	7.75	02/15/2017	350,000	365,750
Springleaf Finance Corporation	6.90	12/15/2017	1,575,000	1,476,563
Sprint Capital Corporation	6.88	11/15/2028	5,985,000	5,738,119
Sprint Capital Corporation	8.38	03/15/2012	2,420,000	2,556,125

				51,198,545

Diversified Financial Services: 0.99%
Ally Financial Incorporated	8.30	02/12/2015	2,055,000	2,311,875
General Electric Capital Corporation	7.63	12/10/2014	2,000,000	1,746,857
Leucadia National Corporation	8.13	09/15/2015	2,655,000	2,947,050

				7,005,782

Insurance: 0.17%
Hub International Holdings Incorporated††	10.25	06/15/2015	1,150,000	1,196,000

REIT: 1.45%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	5,560,000	6,143,800
Host Hotels & Resorts LP	9.00	05/15/2017	235,000	264,375
Medical Properties Trust Incorporated††	6.88	05/01/2021	600,000	603,000
Omega Healthcare Investors Incorporated††	6.75	10/15/2022	1,775,000	1,803,844
Omega Healthcare Investors Incorporated	7.00	01/15/2016	500,000	515,000
Ventas Incorporated	9.00	05/01/2012	859,000	922,063

				10,252,082

Health Care: 2.28%

Health Care Equipment & Supplies: 0.44%
Biomet Incorporated	10.38	10/15/2017	540,000	600,075
Biomet Incorporated	11.63	10/15/2017	2,200,000	2,497,000

				3,097,075

Health Care Providers & Services: 1.72%
Apria Healthcare Group Incorporated	11.25	11/01/2014	1,090,000	1,174,475
Aviv Healthcare Properties LP††	7.75	02/15/2019	1,025,000	1,081,375
Community Health Systems Incorporated	8.88	07/15/2015	700,000	715,750
HCA Incorporated	8.50	04/15/2019	375,000	416,250
HCA Incorporated	9.13	11/15/2014	250,000	262,500
HCA Incorporated	9.25	11/15/2016	2,945,000	3,158,513
HCA Incorporated	9.63	11/15/2016	2,181,000	2,341,849
Health Management plc	6.13	04/15/2016	175,000	181,344
Healthsouth Corporation	7.25	10/01/2018	400,000	422,000
Healthsouth Corporation	7.75	09/15/2022	400,000	424,500

14	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Providers & Services (continued)
Omnicare Incorporated	6.88%	12/15/2015	$525,000	$540,750
Sabra Health Care LP	8.13	11/01/2018	1,350,000	1,414,125

				12,133,431

Pharmaceuticals: 0.12%
Mylan Incorporated††	6.00	11/15/2018	300,000	307,125
Mylan Incorporated††	7.63	07/15/2017	375,000	410,625
Mylan Incorporated††	7.88	07/15/2020	150,000	165,750

				883,500

Industrials: 3.78%

Aerospace & Defense: 1.28%
Alliant Techsystems Incorporated	6.75	04/01/2016	1,980,000	2,049,300
Digitalglobe Incorporated	10.50	05/01/2014	340,000	382,500
GenCorp Incorporated	9.50	08/15/2013	475,000	477,375
GeoEye Incorporated	9.63	10/01/2015	485,000	548,656
Hexcel Corporation	6.75	02/01/2015	480,000	492,000
Huntington Ingalls Industries Incorporated††	6.88	03/15/2018	125,000	131,563
Huntington Ingalls Industries Incorporated††	7.13	03/15/2021	125,000	131,563
Kratos Defense & Security Solutions Incorporated	10.00	06/01/2017	1,140,000	1,251,150
L-3 Communications Holdings Incorporated	6.38	10/15/2015	2,784,000	2,874,480
Wyle Services Corporation††	10.50	04/01/2018	635,000	687,388

				9,025,975

Commercial Services & Supplies: 1.58%
Casella Waste Systems Incorporated††	7.75	02/15/2019	125,000	127,813
Casella Waste Systems Incorporated	11.00	07/15/2014	1,945,000	2,205,144
Corrections Corporation of America	6.25	03/15/2013	815,000	817,038
Corrections Corporation of America	7.75	06/01/2017	1,270,000	1,390,650
Geo Group Incorporated	7.75	10/15/2017	1,300,000	1,391,000
Interface Incorporated	7.63	12/01/2018	125,000	133,906
Iron Mountain Incorporated	6.75	10/15/2018	550,000	798,340
Iron Mountain Incorporated	8.38	08/15/2021	1,385,000	1,475,025
KAR Holdings Incorporated±	4.30	05/01/2014	1,150,000	1,148,563
KAR Holdings Incorporated	8.75	05/01/2014	200,000	206,250
KAR Holdings Incorporated	10.00	05/01/2015	225,000	236,813
NCO Group Incorporated	11.88	11/15/2014	1,425,000	1,245,094

				11,175,636

Machinery: 0.50%
Columbus Mckinnon Corporation††	7.88	02/01/2019	725,000	746,750
CPM Holdings Incorporated††	10.88	09/01/2014	1,315,000	1,434,994
Dresser Rand Group Incorporated††	6.50	05/01/2021	925,000	950,438
Titan International Incorporated††	7.88	10/01/2017	375,000	403,125

				3,535,307

Professional Services: 0.05%
Brickman Group Holdings††	9.13	11/01/2018	375,000	391,875

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Road & Rail: 0.29%
Kansas City Southern	8.00%	06/01/2015	$55,000	$59,675
Kansas City Southern	13.00	12/15/2013	349,000	411,820
RailAmerica Incorporated	9.25	07/01/2017	1,425,000	1,585,313

				2,056,808

Transportation Infrastructure: 0.08%
United Maritime Group	11.75	06/15/2015	520,000	543,400

Information Technology: 4.01%

Communications Equipment: 0.34%
Allbritton Communication Company	8.00	05/15/2018	1,175,000	1,245,500
Lucent Technologies Incorporated	6.45	03/15/2029	1,285,000	1,169,350

				2,414,850

Computers & Peripherals: 0.19%
Intcomex Incorporated	13.25	12/15/2014	1,240,000	1,305,100

Electronic Equipment & Instruments: 1.75%
GCI Incorporated	7.25	02/15/2014	2,490,000	2,514,900
GCI Incorporated	8.63	11/15/2019	625,000	689,063
Jabil Circuit Incorporated	8.25	03/15/2018	5,275,000	6,053,063
Kemet Corporation	10.50	05/01/2018	1,485,000	1,681,763
Viasystem Group Incorporated††	12.00	01/15/2015	1,285,000	1,442,413

				12,381,202

Internet Software & Services: 0.37%
Equinix Incorporated	8.13	03/01/2018	1,085,000	1,174,513
Terremark Worldwide Incorporated	12.00	06/15/2017	1,173,000	1,439,858

				2,614,371

IT Services: 1.22%
First Data Corporation	11.25	03/31/2016	1,850,000	1,868,500
iPayment Incorporated	9.75	05/15/2014	1,230,000	1,256,138
SunGard Data Systems Incorporated††	7.38	11/15/2018	525,000	542,063
SunGard Data Systems Incorporated††	7.63	11/15/2020	250,000	260,625
SunGard Data Systems Incorporated	10.25	08/15/2015	3,130,000	3,286,500
Unisys Corporation	12.50	01/15/2016	460,000	511,750
Unisys Corporation††	12.75	10/15/2014	434,000	516,460
Unisys Corporation††	14.25	09/15/2015	332,000	397,570

				8,639,606

Semiconductors & Semiconductor Equipment: 0.14%
Advanced Micro Devices Incorporated	5.75	08/15/2012	975,000	1,014,000

Materials: 3.42%

Chemicals: 1.86%
Chemtura Corporation††	7.88	09/01/2018	250,000	268,125
Huntsman International LLC	5.50	06/30/2016	1,260,000	1,256,850
Lyondell Chemical Company	11.00	05/01/2018	8,981,938	10,149,590
Rockwood Specialties Group Incorporated	7.63	11/15/2014	400,000	604,309

16	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Chemicals (continued)
Solutia Incorporated	7.88%	03/15/2020	$670,000	$735,325
Vertellus Specialties Incorporated††	9.38	10/01/2015	125,000	131,563

				13,145,762

Containers & Packaging: 0.73%
Crown Americas LLC	7.63	05/15/2017	450,000	491,625
Exopack Holding Corporation	11.25	02/01/2014	2,760,000	2,849,700
Graham Packaging Company	8.25	01/01/2017	95,000	103,075
Graham Packaging Company	9.88	10/15/2014	1,450,000	1,513,438
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	175,000	192,938

				5,150,776

Metals & Mining: 0.56%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,485,000	2,739,713
Indalex Holdings Corporation^^	11.50	02/01/2014	3,170,000	55,475
Novelis Incorporated	8.38	12/15/2017	500,000	552,500
Novelis Incorporated	8.75	12/15/2020	525,000	586,688

				3,934,376

Paper & Forest Products: 0.27%
Clearwater Paper Corporation	10.63	06/15/2016	545,000	615,850
Georgia Pacific Corporation	8.88	05/15/2031	1,080,000	1,323,000

				1,938,850

Telecommunication Services: 5.08%

Diversified Telecommunication Services: 2.65%
Citizens Communications Company	7.88	01/15/2027	4,155,000	4,004,381
Frontier Communications Corporation	8.13	10/01/2018	845,000	913,656
Frontier Communications Corporation	8.25	05/01/2014	200,000	221,500
Frontier Communications Corporation	8.25	04/15/2017	1,965,000	2,129,569
Frontier Communications Corporation	8.50	04/15/2020	525,000	568,969
Intelsat Jackson Holdings Limited	8.50	11/01/2019	850,000	915,875
Qwest Corporation	7.13	11/15/2043	795,000	781,088
Qwest Corporation	7.25	09/15/2025	1,040,000	1,097,200
Qwest Corporation	7.50	06/15/2023	1,370,000	1,373,425
Qwest Corporation	7.63	08/03/2021	230,000	240,350
Qwest Corporation	8.88	03/15/2012	2,875,000	3,054,688
SBA Telecommunications Incorporated	8.00	08/15/2016	700,000	758,625
SBA Telecommunications Incorporated	8.25	08/15/2019	100,000	110,375
Windstream Corporation	7.88	11/01/2017	2,330,000	2,516,400

				18,686,101

Wireless Telecommunication Services: 2.43%
CCO Holdings LLC††	7.75	05/01/2017	325,000	359,125
CCO Holdings LLC	8.13	04/30/2020	500,000	556,250
Cricket Communications Incorporated	7.75	05/15/2016	1,905,000	2,033,588
Crown Castle International Corporation	7.13	11/01/2019	75,000	80,156
Crown Castle International Corporation	9.00	01/15/2015	325,000	360,750
iPCS Incorporated	3.55	05/01/2014	1,357,019	1,295,953

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Wireless Telecommunication Services (continued)
MetroPCS Communications Incorporated	6.63%	11/15/2020	$1,875,000	$1,877,344
MetroPCS Communications Incorporated	7.88	09/01/2018	775,000	835,063
Sprint Nextel Corporation	6.90	05/01/2019	1,055,000	1,107,750
Sprint Nextel Corporation Series D	7.38	08/01/2015	4,085,000	4,115,638
Sprint Nextel Corporation Series F	5.95	03/15/2014	2,335,000	2,352,513
Syniverse Holdings Incorporated††	9.13	01/15/2019	2,075,000	2,225,438

				17,199,568

Utilities: 3.78%

Electric Utilities: 1.45%
Aquila Incorporated Step Bond	11.88	07/01/2012	6,545,000	7,287,223
Energy Future Holdings Corporation¥	12.00	11/01/2017	904,463	847,934
Otter Tail Corporation	9.00	12/15/2016	1,835,000	2,055,200
PNM Resources Incorporated	9.25	05/15/2015	15,000	16,856

				10,207,213

Gas Utilities: 0.15%
AmeriGas Partners LP	6.50	05/20/2021	475,000	491,625
AmeriGas Partners LP	7.13	05/20/2016	275,000	285,313
Suburban Propane Partners LP	7.38	03/15/2020	275,000	294,250

				1,071,188

Independent Power Producers & Energy Traders: 2.18%
Dynegy Holdings Incorporated	7.63	10/15/2026	2,165,000	1,569,625
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	3,614,632	4,048,388
NRG Energy Incorporated	7.38	02/01/2016	2,125,000	2,204,688
NRG Energy Incorporated	7.38	01/15/2017	3,475,000	3,635,719
NRG Energy Incorporated	8.50	06/15/2019	1,615,000	1,719,975
Reliant Energy Incorporated	7.63	06/15/2014	450,000	471,375
Reliant Energy Incorporated	9.24	07/02/2017	1,226,246	1,333,542
Reliant Energy Incorporated	9.68	07/02/2026	410,000	446,900

				15,430,212

Total Corporate Bonds and Notes (Cost $348,907,270)				377,676,407

Convertible Debentures: 0.16%

Information Technology: 0.16%

Communications Equipment: 0.16%
Lucent Technologies Incorporated	2.88	06/15/2025	1,145,000	1,126,394

Total Convertible Debentures (Cost $765,113)				1,126,394

Foreign Corporate Bonds@: 13.14%

Consumer Discretionary: 0.29%

Hotels, Restaurants & Leisure: 0.09%
R&R Ice Cream plc††(i) (EUR)	8.38	11/15/2017	250,000	365,659
R&R Ice Cream plc(i) (EUR)	8.38	11/15/2017	200,000	292,527

				658,186

18	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 0.20%
UPC Holding BV (EUR)	9.63%	12/01/2019	470,000	$760,534
Ziggo Bond Company BV††(i) (EUR)	8.00	05/15/2018	400,000	622,824

				1,383,358

Consumer Staples: 0.62%

Food & Staples Retailing: 0.11%
Bakkavor Finance plc†† (GBP)	8.25	02/15/2018	500,000	789,223

Tobacco: 0.51%
British American Tobacco Finance plc (EUR)	5.38	06/29/2017	1,100,000	1,748,304
Imperial Tobacco Group plc (EUR)	8.38	02/17/2016	1,025,000	1,800,457

				3,548,761

Financials: 9.83%0

Commercial Banks: 6.00%
Bank Nederlandse Gemeenten (EUR)	3.88	11/04/2019	1,200,000	1,794,621
Bayerische Landesbank%% (EUR)	1.88	06/30/2014	2,300,000	3,323,813
Eurofima (AUD)	6.25	12/28/2018	2,450,000	2,675,510
European Investment Bank (EUR)	3.13	04/15/2014	1,900,000	2,865,263
European Investment Bank (EUR)	3.13	03/03/2017	2,330,000	3,429,390
European Investment Bank (EUR)	4.25	10/15/2014	2,300,000	3,585,940
European Investment Bank (AUD)	6.13	01/23/2017	6,930,000	7,579,159
Instituto de Credito Oficial (EUR)	4.38	05/23/2012	1,800,000	2,700,329
International Bank for Reconstruction & Development (AUD)	5.75	10/01/2020	950,000	1,009,129
KfW Bankengruppe (EUR)	3.88	01/21/2019	910,000	1,382,453
KfW Bankengruppe (AUD)	6.25	12/04/2019	1,225,000	1,335,250
KfW Bankengruppe (NZD)	6.38	02/17/2015	4,819,000	4,121,833
Landesbank Baten-Wurttemberg%% (EUR)	1.75	01/17/2014	2,300,000	3,336,240
Rabobank Nederland (EUR)	4.25	01/16/2017	2,150,000	3,255,525

				42,394,455

Consumer Finance: 0.21%
Fiat Industrial SpA%% (EUR)	6.25	03/09/2018	400,000	593,230
Virgin Media Finance plc (GBP)	8.88	10/15/2019	300,000	566,249
Wind Acquisition Finance SpA (EUR)	11.75	07/15/2017	200,000	345,108

				1,504,587

Insurance: 0.06%
Towergate Finance plc†† (GBP)	8.50	02/15/2018	250,000	428,027

Thrifts & Mortgage Finance: 3.56%
Dexia Kommunalbank AG (EUR)	3.50	06/05/2014	4,000,000	6,024,679
Eurohypo AG (EUR)	3.75	03/24/2014	4,000,000	6,067,212
Nationwide Building Society (EUR)	3.75	01/20/2015	700,000	1,015,701
Nykredit (DKK)	4.00	10/01/2041	35,634,147	6,546,362
Realkredit Danmark (DKK)	4.00	10/01/2041	30,125,323	5,523,863

				25,177,817

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care: 0.13%

Pharmaceuticals: 0.13%
Pfizer Incorporated (EUR)	4.75%	06/03/2016	600,000	$939,811

Industrials: 0.46%

Airlines: 0.12%
Inaer Aviation Finance Limited†† (EUR)	9.50	08/01/2017	550,000	826,852

Building Products: 0.08%
Heidelbergcement AG (EUR)	8.50	10/31/2019	330,000	551,099

Commercial Services & Supplies: 0.09%
Exova†† (GBP)	10.50	10/15/2018	350,000	613,143

Machinery: 0.05%
Savcio Holdings Limited (EUR)	8.00	02/15/2013	250,000	368,436

Professional Services: 0.08%
ISS Financing plc (EUR)	11.00	06/15/2014	350,000	565,059

Trading Companies & Distributors: 0.04%
Rexel SA (EUR)	8.25	12/15/2016	200,000	320,299

Materials: 0.52%

Chemicals: 0.13%
Kerling plc (EUR)	10.63	02/01/2017	550,000	898,132

Containers & Packaging: 0.17%
Ardagh Glass Finance (EUR)	8.75	02/01/2020	400,000	614,677
Owens-Illinois European Group BV (EUR)	6.88	03/31/2017	400,000	605,790

				1,220,467

Metals & Mining: 0.11%
New World Resources NV (EUR)	7.38	05/15/2015	500,000	760,941

Paper & Forest Products: 0.11%
Smurfit Kappa Funding plc (EUR)	7.25	11/15/2017	400,000	616,158
Smurfit Kappa Funding plc (EUR)	7.75	11/15/2019	120,000	186,625

				802,783

Telecommunication Services: 0.70%

Diversified Telecommunication Services: 0.70%
Deutsche Telekom International Finance (EUR)	4.25	07/13/2022	1,250,000	1,807,631
France Telecom (EUR)	4.75	02/21/2017	1,275,000	1,995,316
Telstra Corporation Limited (EUR)	4.75	03/21/2017	725,000	1,124,057

				4,927,004

Utilities: 0.59%

Independent Power Producers & Energy Traders: 0.08%
Infinis plc (GBP)	9.13	12/15/2014	335,000	584,748

20	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities: 0.51%
National Grid plc (EUR)	4.38%	03/10/2020	1,225,000	$1,801,144
Veolia Environnement SA (EUR)	4.00	02/12/2016	1,200,000	1,810,662

				3,611,806

Total Foreign Corporate Bonds (Cost $83,711,292)				92,874,994

Foreign Government Bonds@: 18.52%
Australia Series 124 (AUD)	5.75	05/15/2021	2,750,000	3,085,742
Australia Series 25CI (AUD)	3.14	09/20/2025	6,650,000	8,050,185
Brazil (BRL)	12.50	01/05/2022	8,500,000	6,543,033
Caisse d’Amortissement de la Dette Sociale (EUR)	3.38	04/25/2021	1,125,000	1,612,506
Caisse d’Amortissement de la Dette Sociale (EUR)	4.25	04/25/2020	700,000	1,075,775
Canada (CAD)	2.50	09/01/2013	6,400,000	6,858,955
Canada Series 23†† (CAD)	4.10	12/15/2018	4,350,000	4,841,297
Czech Republic (CZK)	5.00	04/11/2019	98,350,000	6,499,314
France (EUR)	2.00	07/12/2015	2,120,000	3,051,018
France (EUR)	3.50	04/25/2020	4,650,000	6,896,302
Germany (EUR)	3.50	04/12/2013	5,100,000	7,797,931
Hungary (HUF)	5.50	02/12/2016	325,000,000	1,729,959
Hungary (HUF)	6.75	02/24/2017	970,000,000	5,411,711
Korea (KRW)	5.25	09/10/2015	2,850,000,000	2,789,165
Korea (KRW)	5.25	03/10/2027	4,635,000,000	4,626,761
Mexico (MXN)	8.50	11/18/2038	77,900,000	7,040,240
New Zealand (NZD)	6.00	12/15/2017	6,705,000	5,708,283
Norway (NOK)	3.75	05/25/2021	25,000,000	4,786,757
Norway (NOK)	4.25	05/19/2017	28,730,000	5,745,179
Poland (PLN)	5.50	04/25/2015	16,950,000	6,354,153
Portugal (EUR)	6.40	02/15/2016	2,050,000	2,478,348
Slovenia (EUR)	4.63	09/09/2024	1,425,000	2,054,137
South Africa (ZAR)	6.75	03/31/2021	33,970,000	4,592,728
Spain (EUR)	4.85	10/31/2020	6,575,000	9,411,347
Sweden (SEK)	4.50	08/12/2015	67,650,000	11,894,407

Total Foreign Government Bonds (Cost $119,840,532)				130,935,233

	Dividend Yield		Shares

Preferred Stocks: 0.10%

Financials: 0.10%

Diversified Financial Services: 0.10%
GMAC Capital Trust I	8.13		27,000	703,688

Total Preferred Stocks (Cost $675,000)				703,688

	Interest Rate		Principal

Term Loans: 5.35%
Advantage Sales & Marketing LLC	9.25%	06/18/2018	$475,000	485,293
Barrington Broadcasting Company	4.54	08/12/2013	973,839	938,538
Blackstone Group LP	7.75	11/02/2014	1,117,459	1,128,634

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Term Loans (continued)
Capital Automotive LP	5.00%	03/10/2017	$3,971,934	$3,948,777
CCM Merger Incorporated	7.00	03/01/2017	1,775,000	1,796,637
Coinmach Corporation	3.29	11/20/2014	2,979,477	2,864,022
Fairpoint Communications Incorporated	6.50	01/22/2016	2,982,230	2,844,987
Federal Mogul Corporation	2.15	12/28/2015	418,393	407,783
Federal Mogul Corporation	2.17	12/29/2014	459,948	448,284
First Data Corporation<	2.96	09/24/2014	3,653,498	3,467,315
First Data Corporation	2.96	09/24/2014	516,226	490,048
Gray Television Incorporated	3.75	12/31/2014	978,945	971,877
HHI Holdings LLC	7.01	03/21/2017	950,000	948,813
Level 3 Financing Incorporated	2.53	03/13/2014	700,000	688,821
Local TV Finance LLC	2.37	05/07/2013	1,663,716	1,626,881
Merisant Company(i)	7.50	01/08/2014	988,405	979,757
NCO Group Incorporated	8.00	11/15/2013	1,176,420	1,164,279
Newsday LLC	10.50	08/01/2013	2,755,000	2,926,030
Panolam Industries International Incorporated(i)	8.25	12/31/2013	234,814	215,247
Texas Competitive Electric Holding LLC<	4.74	10/10/2014	10,536,766	8,981,539
Texas Competitive Electric Holding LLC	4.74	10/10/2017	66,589	53,230
Web Service Company LLC	7.00	08/28/2014	461,726	460,572

Total Term Loans (Cost $37,103,700)				37,837,364

Yankee Corporate Bonds and Notes: 6.66%

Consumer Discretionary: 0.12%

Media: 0.12%
Videotron Limited	9.13	04/15/2018	775,000	868,000

Energy: 2.51%

Oil, Gas & Consumable Fuels: 2.51%
Connacher Oil & Gas Limited††	10.25	12/15/2015	2,550,000	2,709,375
Connacher Oil & Gas Limited††	11.75	07/15/2014	620,000	663,400
General Maritime Corp	12.00	11/15/2017	1,380,000	1,290,300
Griffin Coal Mining Company Limited^^	9.50	12/01/2016	475,000	453,625
Griffin Coal Mining Company Limited††^^	9.50	12/31/2049	5,810,000	5,548,550
OPTI Canada Incorporated	7.88	12/15/2014	2,420,000	1,282,600
Petroplus Finance Limited	5.75	01/20/2020	1,650,000	1,714,302
Ship Finance International Limited	8.50	12/15/2013	4,020,000	4,085,325

				17,747,477

Financials: 1.36%

Capital Markets: 0.14%
FMC Finance III SA	6.88	07/15/2017	625,000	664,844
Mubadala Development Company††	5.50	04/20/2021	360,000	363,095

				1,027,939

Commercial Banks: 0.47%
Banco De Credito Del Peru††	4.75	03/16/2016	1,600,000	1,552,000
Banco Votorantim††	5.25	02/11/2016	600,000	606,000
Royal Bank of Scotland Group plc	6.13	01/11/2021	1,100,000	1,164,798

				3,322,798

22	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance: 0.62%
Virgin Media Finance plc	9.13%	08/15/2016	$100,000	$106,125
Wind Acquisition Finance SpA††	11.75	07/15/2017	3,660,000	4,254,750

				4,360,875

Diversified Financial Services: 0.13%
IPIC GMTN Limited††	5.00	11/15/2020	900,000	896,625
Preferred Term Securities XII Limited±^^(i)	0.00	12/24/2033	635,000	191

				896,816

Industrials: 0.04%

Road & Rail: 0.04%
Transnet Limited††	4.50	02/10/2016	300,000	307,154

Information Technology: 0.33%

Computers & Peripherals: 0.33%
Seagate Technology HDD Holdings	6.80	10/01/2016	650,000	693,875
Seagate Technology HDD Holdings††	6.88	05/01/2020	300,000	304,500
Seagate Technology HDD Holdings††	7.75	12/15/2018	1,225,000	1,298,500

				2,296,875

Materials: 1.52%

Metals & Mining: 0.52%
Novelis Incorporated	7.25	02/15/2015	1,030,000	1,045,450
Teck Resources Limited	10.75	05/15/2019	2,050,000	2,621,540

				3,666,990

Paper & Forest Products: 1.00%
PE Paper Escrow GmbH††	12.00	08/01/2014	1,170,000	1,351,350
Sappi Limited††	6.75	06/15/2012	2,085,000	2,225,352
Sappi Limited††	7.50	06/15/2032	3,860,000	3,531,900

				7,108,602

Telecommunication Services: 0.62%

Diversified Telecommunication Services: 0.22%
Global Crossing Limited	12.00	09/15/2015	570,000	666,900
Intelsat Jackson Holdings SA††	7.25	04/01/2019	175,000	177,953
Intelsat Jackson Holdings SA††	7.50	04/01/2021	100,000	101,500
Intelsat Jackson Holdings SA	11.25	06/15/2016	275,000	292,188
Qtel International Finance Limited	4.75	02/16/2021	300,000	283,875

				1,522,416

Wireless Telecommunication Services: 0.40%
Digicel Group Limited††	12.00	04/01/2014	1,335,000	1,565,288
Telesat Canada Incorporated	11.00	11/01/2015	1,135,000	1,262,688

				2,827,976

Portfolio of Investments—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Utilities: 0.16%

Electric Utilities: 0.16%
E.ON AG	5.80%	04/30/2018	$1,000,000	$1,125,633

Total Yankee Corporate Bonds and Notes (Cost $41,583,695)				47,079,551

			Shares

Investment Companies: 0.14%
Dreyfus High Yield Strategies Fund Incorporated			13,141	62,026
Eaton Vance Limited Duration Income Trust			46,191	742,289
New America High Income Fund Incorporated			19,592	203,169

Total Investment Companies (Cost $554,740)				1,007,484

	Yield

Short-Term Investments: 2.63%

Investment Companies: 2.63%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)##	0.09		18,554,173	18,554,173

Total Short-Term Investments (Cost $18,554,173)				18,554,173

Total Investments in Securities
(Cost $874,084,337)*	131.99%	933,102,934
Other Assets and Liabilities, Net	(31.99)	(226,166,314)

Total Net Assets	100.00%	$706,936,620

±	Variable rate investments.

¤	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

(l)	Investment in an affiliate. The total cost of affiliated investments is $19,606,426.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

†	Non-income earning securities.

%%	Securities issued on a when-issued (TBA) basis.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

^^	Security is currently in default with regards to scheduled interest and/or principal payments. The fund has stopped accruing interest on this security.

(i)	Illiquid security

@	Foreign bond principal is denominated in local currency.

<	All or a portion of the position represents an unfunded loan commitment.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

*	Cost for federal income tax purposes is $876,627,627 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,130,075
Gross unrealized depreciation	(9,654,768)

Net unrealized appreciation	$56,475,307

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of Investments—April 30, 2011 (Unaudited)

The following table shows the percentage of total long-term investments by geographic location as of April 30, 2011 (unaudited):

United States	70.75%
Germany	3.66%
Luxembourg	2.53%
Canada	2.36%
Australia	2.06%
France	1.80%
United Kingdom	1.55%
Spain	1.49%
Denmark	1.29%
Sweden	1.27%
Netherlands	1.17%
Norway	1.13%
South Korea	0.79%
Brazil	0.77%
Hungary	0.77%
Austria	0.76%
Mexico	0.75%
Bermuda	0.74%
Czech Republic	0.70%
Poland	0.68%
New Zealand	0.61%
South Africa	0.60%
Cayman Islands	0.53%
Switzerland	0.29%
Portugal	0.27%
Slovenia	0.22%
Panama	0.17%
Ireland	0.15%
Marshalls Islands	0.14%

100.00%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2011 (unaudited):

AAA	52.31%
AA	2.61%
A	6.13%
BBB	6.02%
BB	11.85%
B	16.67%
CCC	3.61%
Less than CCC	0.80%

100.00%

The following table shows the percent of total bonds based on effective maturity as of April 30, 2011 (unaudited):

Less than 1 year	5.24%
1 to 3 year(s)	15.11%
3 to 5 years	32.22%
5 to 10 years	37.46%
10 to 20 years	6.65%
20 to 30 years	1.61%
Greater than 30 years	1.71%

100.00%

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—April 30, 2011 (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	25

Assets
Investments
In unaffiliated securities, at value	$913,254,725
In affiliated securities, at value	19,848,209

Total investments, at value (see cost below)	933,102,934
Cash	464,805
Foreign currency, at value (see cost below)	1,301,800
Receivable for investments sold	4,402,035
Principal paydown receivable	1,207,755
Receivable for interest	14,577,996
Unrealized gains on forward foreign currency contracts	1,730,873
Prepaid expenses and other assets	76,198

Total assets	956,864,396

Liabilities
Dividends payable	4,205,500
Payable for investments purchased	9,226,884
Unrealized losses on forward foreign currency contracts	5,347,773
Payable for reverse repurchase agreements	100,166,125
Secured borrowing payable	130,077,982
Advisory fee payable	460,544
Due to other related parties	41,868
Accrued expenses and other liabilities	401,100

Total liabilities	249,927,776

Total net assets	$706,936,620

NET ASSETS CONSIST OF
Paid-in capital	$780,337,042
Overdistributed net investment income	(9,246,497)
Accumulated net realized losses on investments	(119,804,902)
Net unrealized gains on investments	55,650,977

Total net assets	$706,936,620

COMPUTATION OF NET ASSET VALUE PER SHARE
Based on $706,936,620 divided by 42,055,000 shares issued and outstanding (100,000,000 shares authorized)	$16.81

Total investments, at cost	$874,084,337

Foreign currency, at cost	$1,241,583

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Multi-Sector Income Fund	Statement of Operations—Six Months Ended April 30, 2011 (Unaudited)

Investment income
Interest*	$27,924,461
Dividends	71,364
Income from affiliated securities	50,979

Total investment income	28,046,804

Expenses
Advisory fee	2,526,813
Administration fee	229,710
Custody and accounting fees	108,638
Professional fees	45,601
Shareholder report expenses	58,990
Trustees’ fees and expenses	9,519
Transfer agent fees	17,902
Interest expense	335,940
Secured borrowing fees	900,266
Other fees and expenses	43,916

Total expenses	4,277,295

Net investment income	23,769,509

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	10,504,756
Forward foreign currency contract transactions	(6,469,370)

Net realized gains on investments	4,035,386

Net change in unrealized gains (losses) on:
Unaffiliated securities	7,813,280
Affiliated securities	73,090
Forward foreign currency contract transactions	(3,235,669)

Net change in unrealized gains (losses) on investments	4,650,701

Net realized and unrealized gains (losses) on investments	8,686,087

Net increase in net assets resulting from operations	$32,455,596

* Net of foreign withholding taxes of	$37,332

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Multi-Sector Income Fund	27

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

Operations
Net investment income	$23,769,509	$50,787,031
Net realized gains on investments	4,035,386	31,615,711
Net change in unrealized gains (losses) on investments	4,650,701	17,614,314
Dividends to preferred shareholders from net investment income	0	(656,310)

Net increase in net assets applicable to common shareholders resulting from operations	32,455,596	99,360,746

Distributions to common shareholders from net investment income	(26,629,226)	(54,654,527)

Total increase in net assets	5,826,370	44,706,219

Net assets applicable to common shareholders
Beginning of period	701,110,250	656,404,031

End of period	$706,936,620	$701,110,250

Overdistributed net investment income	$(9,246,497)	$(4,283,816)

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Multi-Sector Income Fund	Statement of Cash Flows—April 30, 2011 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$32,455,596

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(250,364,108)
Proceeds from sales of securities	228,644,184
Paydowns	29,278,732
Amortization	(939,485)
Sale of short-term investment securities, net	2,381,823
Decrease in dividends and interest receivable	164,206
Decrease in receivable for investments sold	9,587,851
Decrease in principal paydown receivable	164,195
Increase in prepaid expenses and other assets	(66,961)
Decrease in payable for investments purchased	(9,223,407)
Decrease in advisory fee payable	(80)
Decrease in due to other related parties	(7)
Increase in accrued expenses and other liabilities	36,615
Unrealized gains on securities	(7,886,370)
Unrealized losses on forward foreign currency contract transactions	3,235,669
Net realized gains on securities	(10,504,756)

Net cash provided by operating activities	26,963,697

Cash flows from financing activities:
Cash distributions paid on common shares	(26,978,282)
Decrease in reverse repurchase agreements	(38,799)
Increase in secured borrowing	67,526

Net cash used in financing activities	(26,949,555)

Net increase in cash	14,142

Cash (including foreign currency):
Beginning of period	$1,752,463

End of period	$1,766,605

Supplemental cash disclosure
Cash paid for interest	$307,214

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Multi-Sector Income Fund	29

(For a common share outstanding throughout each period)
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,
		2010	2009	2008	2007	2006
Net asset value, beginning of period	$16.67	$15.61	$13.47	$18.74	$18.55	$18.91
Income from investment operations
Net investment income	0.57	1.21	1.33	1.68	1.73 [1]	1.60 [1]
Net realized and unrealized gains (losses) on investments	0.20	1.17	3.26	(5.35)	0.29	(0.06)
Distributions to preferred shareholders from net investment income	0	(0.02)[1]	(0.03)[1]	(0.30)[1]	(0.51)[1]	(0.45)[1]

Total from investment operations	0.77	2.36	4.56	(3.97)	1.51	1.09
Distributions to common shareholders from
Net investment income	(0.63)	(1.30)	(2.20)	(1.30)	(1.29)	(1.34)
Net realized gains	0	0	0	0	0	(0.01)
Tax basis return of capital	0	0	(0.22)	0	(0.03)	(0.10)

Total distributions to common shareholders	(0.63)	(1.30)	(2.42)	(1.30)	(1.32)	(1.45)
Net asset value, end of period	$16.81	$16.67	$15.61	$13.47	$18.74	$18.55
Market asset value, end of period	$15.13	$16.18	$13.73	$11.68	$16.22	$17.07
Total return based on market value[2]	(2.56)%	28.44%	44.93%	(21.43)%	2.64%	13.46%
Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$706,937	$701,110	$656,404	$566,515	$787,919	$780,321
Liquidation value of Preferred Shares, end of period (thousands)	NA	NA	$80,035	$80,108	$400,475	$400,402
Asset coverage ratio, end of period	NA	NA	385%	249%	296%	299%
Ratios to average net assets applicable to common shareholders (annualized)
Expenses including waivers/reimbursements and interest expense	1.24%	1.18%	1.62%	1.90%	1.15%	1.15%
Expenses including interest expense but excluding waivers/reimbursements	1.24%	1.58%	3.07%	1.95%	1.15%	1.15%
Expenses including waivers/reimbursements but excluding interest expense	1.14%	1.10%	1.15%	1.36%	1.13%	1.14%
Interest expense[3]	0.10%	0.08%	0.47%	0.54%	0.02%	0.01%
Net investment income	6.89%	7.63%[4]	9.65%[4]	7.85%[4]	6.54%[4]	6.18%[4]
Portfolio turnover rate	20%	70%	93%	92%	95%	62%

1.	Calculated based on average common shares outstanding during the period.

2.

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

3.	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.

4.	The net investment income ratio includes any distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Multi-Sector Income Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income consistent with limiting its overall exposure to domestic interest-rate risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Fund’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	31

the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the adviser to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Credit default swaps

The Fund may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the

32	Wells Fargo Advantage Multi-Sector Income Fund	Notes to Financial Statements (Unaudited)

swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of October 31, 2010, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $121,085,066 with $31,633,593 expiring in 2016 and $89,451,473 expiring in 2017.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	33

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,179,199	$0	$0	$1,179,199
Preferred stocks	0	703,688	0	703,688
Investment companies	1,007,484	0	0	1,007,484

Agency securities	0	211,105,279	0	211,105,279

Convertible debentures	0	1,126,394	0	1,126,394

Corporate bonds and notes	0	371,847,562	5,828,845	377,676,407

Foreign corporate bonds	0	92,874,994	0	92,874,994

Foreign government bonds	0	130,935,233	0	130,935,233

Non-agency mortgage backed securities	0	11,185,566	1,837,602	13,023,168

Term loans	0	34,780,160	3,057,204	37,837,364

Yankee corporate bonds and notes	0	47,079,360	191	47,079,551

Short-term investments
Investment companies	18,554,173	0	0	18,554,173
	$20,740,856	$901,638,236	$10,723,842	$933,102,934

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

As of April 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts	$0	$(3,616,900)	$0	$(3,616,900)

34	Wells Fargo Advantage Multi-Sector Income Fund	Notes to Financial Statements (Unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Non-agency mortgage- backed securities	Foreign corporate bonds	Yankee corporate bonds and notes	Term loans	Common stock	Total
Balance as of October 31, 2010	$5,753,667	$0	$560,823	$191	$0	$0	$6,314,681
Accrued discounts (premiums)	1,160	0	0	0	114	0	1,274
Change in unrealized gains (losses)	74,003	0	52,320	0	5,825	0	132,148
Purchases	0	2,000,000	0	0	942,875	0	2,942,875
Sales	0	(162,398)	0	0	0	0	(162,398)
Transfers into Level 3	15	0	0	0	2,108,390	0	2,108,405
Transfers out of Level 3	0	0	(613,143)	0	0	0	(613,143)
Balance as of April 30, 2011	$5,828,845	$1,837,602	$0	$191	$3,057,204	$0	$10,723,842
Change in unrealized gains (losses) relating to securities still held at April 30, 2011	$74,003	$0	$0	$0	$5,825	$0	$79,828

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management and an indirect wholly owned subsidary of Wells Fargo, is a sub-adviser to the Fund and is entitled to receive a fee by the adviser at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC (“FIA”), an affiliate of Funds Management and an indirect, wholly-owned subsidiary of Wells Fargo, is also a sub-adviser to the Fund and is entitled to receive a fee at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is entitled to receive an annual administration fee of 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended April 30, 2011 and the year ended October 31, 2010, the Fund did not issue any common shares.

The Fund no longer has any Auction Market Preferred Shares (“Preferred Shares”) outstanding.

6. BORROWINGS AND LEVERAGE TRANSACTIONS

The Fund borrowed $130 million through a secured debt financing agreement administered by a major financial institution (the “Facility”) to redeem all of its Preferred Shares. The Facility has a commitment amount of $130 million which expires on February 29, 2012, at which point it may be renegotiated and potentially renewed for another term. At April 30, 2011, the Fund had secured borrowings outstanding in the amount of $130,077,982 (including accrued interest and liquidity and program fees payable).

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	35

The Fund’s borrowing under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the six months ended April 30, 2011, an effective interest rate of 0.25% was incurred on the borrowings. Interest expense of $166,229, representing 0.05% of the Fund’s average daily net assets (on an annualized basis), was incurred during the six months ended April 30, 2011.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a liquidity fee at an annual rate of 0.50% of the daily average outstanding principal amount of borrowings and a program fee at an annual rate of 0.50% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. Prior to April 26, 2011, both the liquidity fee and program fee were charged at an annual rate of 0.60%. The secured borrowing fees on the Statement of Operations of $900,266 represents liquidity fees and program fees.

During the six months ended April 30, 2011, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $100,193,781 with an effective annual interest rate of 0.34% and paid interest of $169,711, representing 0.05% of the Fund’s average daily net assets (on an annualized basis). The maximum amount outstanding under reverse repurchase agreements during the six months ended April 30, 2011 was $100,365,125 (including accrued interest). At April 30, 2011, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date
$33,191,511	Credit Suisse	0.32%	5/18/2011
33,826,810	Goldman Sachs	0.33%	5/18/2011
33,147,804	Morgan Stanley	0.32%	5/18/2011

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended April 30, 2011, were as follows:

	Purchases at Cost	Sales Proceeds
U.S. Government	$17,631,934	$0
Non-U.S. Government	222,385,660	213,955,858

As of April 30, 2011, the Fund had unfunded loan commitments of $627,562.

8. DERIVATIVE TRANSACTIONS

During the six month ended April 30, 2011, the Fund entered into forward foreign currency contracts for hedging purposes.

At April 30, 2011, the Fund had forward foreign currency contracts outstanding as follows:

Forward Foreign Currency Contracts to Buy:

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at April 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
05/24/2011	State Street Bank	1,251,428,000	HUF	$7,000,681	$6,790,684	$209,997
05/24/2011	State Street Bank	400,000	ZAR	60,761	59,277	1,484
05/31/2011	State Street Bank	1,770,000,000	JPY	21,823,171	21,567,218	255,953
05/31/2011	State Street Bank	95,000,000	JPY	1,171,300	1,121,897	49,403
06/01/2011	State Street Bank	8,330,000	EUR	12,328,161	11,582,948	745,213

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at April 30, 2011	In Exchange for	U.S. Value at April 30, 2011	Net Unrealized Gains (Losses)
05/2/2011	State Street Bank	850,000	CAD	$898,378	71,978,000 JPY	$887,358	$11,020
05/2/2011	State Street Bank	9,000,000	CAD	9,512,234	759,924,000 JPY	9,368,477	143,757

36	Wells Fargo Advantage Multi-Sector Income Fund	Notes to Financial Statements (Unaudited)

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at April 30, 2011	In Exchange for		U.S. Value at April 30, 2011	Net Unrealized Gains (Losses)
05/2/2011	State Street Bank	2,300,000	CAD	$2,430,904	195,649,500	JPY	$2,412,001	$18,903
05/2/2011	State Street Bank	1,908,012,675	JPY	23,522,316	23,025,000	CAD	24,335,464	(813,148)
05/18/2011	State Street Bank	505,791,720	JPY	6,235,805	17,640,000	PLN	6,636,144	(400,339)
05/25/2011	State Street Bank	1,630,000	AUD	1,781,697	144,830,390	JPY	1,785,638	(3,941)
05/25/2011	State Street Bank	4,400,000	AUD	4,809,489	386,669,800	JPY	4,767,315	42,174
05/25/2011	State Street Bank	835,635,000	JPY	10,302,681	10,200,000	AUD	11,149,270	(846,589)
05/25/2011	State Street Bank	1,082,396,000	JPY	13,345,037	13,330,000	AUD	14,570,565	(1,225,528)
06/1/2011	State Street Bank	736,160	GBP	1,229,213	98,200,000	JPY	1,210,760	18,453
06/1/2011	State Street Bank	310,000,000	JPY	3,822,153	2,359,298	GBP	3,939,472	(117,319)
06/1/2011	State Street Bank	388,940,500	JPY	4,795,453	3,250,000	EUR	4,809,907	(14,454)
06/21/2011	State Street Bank	5,730,000	GBP	9,565,224	767,665,290	JPY	9,465,909	99,315
07/13/2011	State Street Bank	950,665,500	JPY	11,723,901	14,450,000	NZD	11,637,897	86,004
08/2/2011	State Street Bank	933,836,250	JPY	11,517,812	10,875,000	CAD	11,468,615	49,197

Forward Foreign Currency Contracts to Sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at April 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
05/18/2011	State Street Bank	62,100,000	DKK	$12,329,790	$11,586,686	$(743,104)
05/24/2011	State Street Bank	302,890,000	HUF	1,694,413	1,508,266	(186,147)
05/24/2011	State Street Bank	313,180,000	HUF	1,751,977	1,585,079	(166,898)
05/24/2011	State Street Bank	635,358,000	HUF	3,554,291	3,168,236	(386,055)
05/24/2011	State Street Bank	14,615,000	ZAR	2,220,051	2,079,598	(140,453)
05/24/2011	State Street Bank	16,060,000	ZAR	2,439,550	2,221,454	(218,096)
06/1/2011	State Street Bank	4,517,454	EUR	6,685,702	6,600,000	(85,702)

The Fund had average market values of $123,970,446 and $19,889,825 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2011.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Net Investment Income
April 22, 2011	May 16, 2011	June 1, 2011	$0.1000
May 18, 2011	June 15, 2011	July 1, 2011	$0.1000
June 17, 2011	July 13, 2011	August 1, 2011	$0.1000

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	37

ANNUAL MEETING OF SHAREHOLDERS

On February 14, 2011, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of Trustees:

Net Assets Voted “For”	Isaiah Harris, Jr.	$616,271,217
Net Assets Voted “Withheld”		$13,192,724
Net Assets Voted “For”	David F. Larcker	$617,146,473
Net Assets Voted “Withheld”		$12,317,468
Net Assets Voted “For”	Olivia S. Mitchell	$617,191,181
Net Assets Voted “Withheld”		$12,272,760

38	Wells Fargo Advantage Multi-Sector Income Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	39

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief In vestment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2004	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, In c. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

40	Wells Fargo Advantage Multi-Sector Income Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995 . Member of the Board of Trustees of NorthStar Education Finance, In c., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2004	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003 . Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Counsel, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010 . Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen In vestment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen In vestment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen In vestment Management Company, LLC from 2008 to 2010. Vice President, Evergreen In vestment Services, In c. fr om 2004 to 2007. Assistant Vice President, Evergreen In vestment Services, In c. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus In vestments from 2005 to 2007. Chief Financial Officer of Parnassus In vestments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

Other Information (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	41

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Multi-Sector Income Fund

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved each of: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”), (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) and (iii) an investment sub-advisory agreement with First International Advisors, LLC (“FIA”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and FIA (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and the Sub-Advisers.

42	Wells Fargo Advantage Multi-Sector Income Fund	Other Information (Unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for one- and five-year periods under review. The Board also noted that the performance of the Fund was lower than the median performance of the Universe for the three-year period under review. The Board received an analysis of, and discussed factors contributing to, the performance of the Fund relative to the Universe. The Board noted that the Fund’s performance was in range of its benchmark for the fourth quarter of 2010. The Board also noted the change in the investment management team that was responsible for managing a portion of the Fund’s portfolio that had occurred earlier during the year. The Board was satisfied that the Fund’s investment performance was being appropriately monitored and that Funds Management and the Sub-Advisers were taking appropriate actions with respect to the Fund’s investment performance and requested continued reports on the performance of the Fund.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was lower than the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, were acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements and other information provided.

Other Information (Unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	43

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Fund, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management and FIA, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

The Board considered that, in light of the fact that the Fund was not making a continuous offering of its shares, the likelihood of economies of scale following the Fund’s initial offering was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreement to Funds Management in light of future growth of the Fund.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Fund and benefits potentially derived from an increase in Funds Management’s and each Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

44	Wells Fargo Advantage Multi-Sector Income Fund	Automatic Dividend Reinvestment Plan (Unaudited)

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipating the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

List of Abbreviations	Wells Fargo Advantage Multi-Sector Income Fund	45

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	202915 06-11 SMSI/SAR159 04-11

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: June 28, 2011

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date: June 28, 2011